Ohio · Kentucky · Indiana · Tennessee · West Virginia
Kevin L. Cooney
(513) 651-6712
kcooney@fbtlaw.com
April 28, 2010
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Annuity Investors Variable Account C
The Commodore Majesty® Variable Annuity
Post-Effective Amendment No. 14 to Registration Statement
File Nos. 333-88302 and 811-21095
Ladies and Gentlemen:
     On behalf of Annuity Investors Variable Account C, the Registrant, and Annuity Investors Life Insurance Company, the Depositor, attached please find materials comprising Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 under the Securities Act of 1933 (the “1933 Act”) for The Commodore Majesty® Variable Annuity and Amendment No. 54 to the Registration Statement under the Investment Company Act, as amended, for the Registrant.
     The Amendment is being file pursuant to Rule 485(b) under the 1933 Act. The prospectus, supplements and Statement of Additional Information have been marked to show changes from Registrant’s last Post-Effective Amendment.
     The Amendment is filed for the purpose of (1) making changes in response to SEC comments, (2) bringing financial statements up to date and (3) other non-material changes and does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.
     Please address any questions or comments to the undersigned at (513) 651-6712.

Sincerely,

Frost Brown Todd LLC
By:	/s/ Kevin L. Cooney
Kevin L. Cooney